Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (2.0%)
	Cable One Inc.	2,403	3,131
*	Ziff Davis Inc.	40,304	3,077
	New York Times Co. Class A	81,004	2,794
*	Iridium Communications Inc.	58,564	2,173
	TEGNA Inc.	81,380	1,782
	World Wrestling Entertainment Inc. Class A	22,680	1,514
	John Wiley & Sons Inc. Class A	18,195	964
*	TripAdvisor Inc.	34,773	864
*	Yelp Inc. Class A	28,115	827
			17,126
Consumer Discretionary (15.2%)
	Service Corp. International	137,839	9,653
	Williams-Sonoma Inc.	60,978	7,800
*	Mattel Inc.	292,827	7,356
*,1	GameStop Corp. Class A	51,692	6,448
*	Deckers Outdoor Corp.	22,769	6,115
*	Five Below Inc.	46,827	6,115
	Churchill Downs Inc.	28,773	5,825
*	TopBuild Corp.	27,520	5,429
	Brunswick Corp.	64,439	4,848
[1]	Dick's Sporting Goods Inc.	52,582	4,271
*	Light & Wonder Inc.	80,668	4,259
	Tempur Sealy International Inc.	160,906	4,243
*	RH	14,535	4,216
	Wyndham Hotels & Resorts Inc.	50,623	4,056
	Boyd Gaming Corp.	68,549	4,029
*	Helen of Troy Ltd.	20,175	3,736
*	Capri Holdings Ltd.	75,262	3,668
*	YETI Holdings Inc.	73,254	3,351
	Gentex Corp.	104,776	3,256
*	Fox Factory Holding Corp.	35,192	2,887
*	Crocs Inc.	49,186	2,743
	Texas Roadhouse Inc. Class A	34,927	2,723
	Choice Hotels International Inc.	18,654	2,386
	Papa John's International Inc.	27,051	2,381
	Marriott Vacations Worldwide Corp.	16,021	2,367
	H&R Block Inc.	63,262	2,229
	Polaris Inc.	20,501	2,184
*	Skechers U.S.A. Inc. Class A	52,995	2,088
	Wingstop Inc.	24,929	1,986
*	AutoNation Inc.	15,705	1,878

		Shares	Market Value ($000)
	Wendy's Co.	73,765	1,375
*	Victoria's Secret & Co.	29,753	1,226
	Columbia Sportswear Co.	15,312	1,191
*	Six Flags Entertainment Corp.	31,693	930
	American Eagle Outfitters Inc.	53,902	653
			129,901
Consumer Staples (1.8%)
*	Darling Ingredients Inc.	135,245	10,829
*	Boston Beer Co. Inc. Class A	4,708	1,673
	Sanderson Farms Inc.	8,334	1,663
	Lancaster Colony Corp.	7,954	969
			15,134
Energy (5.2%)
	Targa Resources Corp.	191,383	13,784
	PDC Energy Inc.	81,394	6,442
	Matador Resources Co.	92,189	5,614
	Murphy Oil Corp.	121,359	5,148
*	Range Resources Corp.	144,062	4,891
	Antero Midstream Corp.	271,395	2,947
	DT Midstream Inc.	33,958	1,973
	ChampionX Corp.	79,380	1,847
*	CNX Resources Corp.	79,547	1,728
			44,374
Financials (11.8%)
	East West Bancorp Inc.	118,611	8,723
	Stifel Financial Corp.	87,344	5,605
	Jefferies Financial Group Inc.	161,720	5,340
	Pinnacle Financial Partners Inc.	63,637	5,181
	SLM Corp.	233,114	4,567
	Affiliated Managers Group Inc.	33,977	4,540
	First Financial Bankshares Inc.	107,221	4,422
	Glacier Bancorp Inc.	90,666	4,389
	Kinsale Capital Group Inc.	17,929	3,942
	Evercore Inc. Class A	32,613	3,724
	American Financial Group Inc.	26,015	3,676
	Cullen/Frost Bankers Inc.	26,671	3,333
	UMB Financial Corp.	36,027	3,327
	Commerce Bancshares Inc.	46,184	3,195
	PacWest Bancorp	99,952	3,157
	SEI Investments Co.	51,890	3,032
	Webster Financial Corp.	61,619	3,025
	Interactive Brokers Group Inc. Class A	45,279	2,787
	Primerica Inc.	20,464	2,578
	First American Financial Corp.	42,203	2,557
	RLI Corp.	19,987	2,421
	Wintrust Financial Corp.	23,824	2,082
	Synovus Financial Corp.	48,481	2,068
	Navient Corp.	128,716	2,059
	Bank OZK	47,529	1,971
	Janus Henderson Group plc	64,995	1,827
	Hancock Whitney Corp.	32,657	1,628
	Federated Hermes Inc. Class B	38,044	1,292
	Umpqua Holdings Corp.	66,991	1,182
	Bank of Hawaii Corp.	14,130	1,123
	Home BancShares Inc.	46,573	1,052
	Cathay General Bancorp	24,691	1,015
			100,820

		Shares	Market Value ($000)
Health Care (11.8%)
*	Neurocrine Biosciences Inc.	79,293	7,413
*	Repligen Corp.	42,978	7,069
*	Syneos Health Inc.	86,670	6,404
*	Masimo Corp.	42,464	5,963
*	Tenet Healthcare Corp.	89,539	5,794
*	Halozyme Therapeutics Inc.	117,675	5,411
	Bruker Corp.	84,928	5,306
	Azenta Inc.	62,617	4,799
*	Penumbra Inc.	29,352	4,312
*	United Therapeutics Corp.	18,069	4,162
*	QuidelOrtho Corp.	41,810	3,973
*	Tandem Diabetes Care Inc.	53,103	3,620
	Chemed Corp.	7,335	3,553
*	Option Care Health Inc.	115,766	3,515
*	Medpace Holdings Inc.	24,031	3,442
*	Arrowhead Pharmaceuticals Inc.	88,147	2,941
*	HealthEquity Inc.	46,817	2,930
*	Globus Medical Inc. Class A	39,634	2,640
*	STAAR Surgical Co.	39,786	2,623
*	Exelixis Inc.	140,162	2,569
*	Integra LifeSciences Holdings Corp.	31,051	1,945
*	LivaNova plc	26,692	1,817
*	Inari Medical Inc.	26,856	1,767
*	ICU Medical Inc.	7,834	1,423
*	R1 RCM Inc.	64,742	1,390
*	Neogen Corp.	52,237	1,382
*	Progyny Inc.	36,084	1,141
*	Enovis Corp.	15,528	1,030
			100,334
Industrials (18.2%)
	Carlisle Cos. Inc.	43,702	11,119
*	Builders FirstSource Inc.	160,063	10,418
	Toro Co.	87,686	7,233
*	Avis Budget Group Inc.	33,499	6,374
*	Trex Co. Inc.	96,219	6,131
	Tetra Tech Inc.	45,134	6,092
*	Axon Enterprise Inc.	57,228	5,801
	Graco Inc.	85,237	5,395
*	Chart Industries Inc.	29,774	5,237
	Acuity Brands Inc.	29,269	5,123
*	FTI Consulting Inc.	28,659	4,815
	Hubbell Inc. Class B	24,557	4,662
	Watsco Inc.	18,219	4,657
*	GXO Logistics Inc.	85,037	4,615
	Valmont Industries Inc.	17,739	4,554
*	Middleby Corp.	29,756	4,507
*	Saia Inc.	22,013	4,350
*	ASGN Inc.	43,547	4,147
	Simpson Manufacturing Co. Inc.	36,308	3,934
	Lincoln Electric Holdings Inc.	28,625	3,888
	KBR Inc.	76,216	3,792
	Lennox International Inc.	16,322	3,410
	Landstar System Inc.	20,479	3,101
	Watts Water Technologies Inc. Class A	23,034	3,014
	Insperity Inc.	29,800	2,982
	Regal Rexnord Corp.	23,787	2,972
	ITT Inc.	40,066	2,958

		Shares	Market Value ($000)
	nVent Electric plc	82,964	2,937
	Donaldson Co. Inc.	52,658	2,753
*	IAA Inc.	60,863	2,375
*	Clean Harbors Inc.	24,686	2,306
*	MasTec Inc.	25,085	2,097
	MSA Safety Inc.	15,543	1,982
	Crane Holdings Co.	20,444	1,956
*	Vicor Corp.	17,926	1,206
*	Dycom Industries Inc.	9,843	916
	Trinity Industries Inc.	34,183	850
*	Esab Corp.	15,536	777
			155,436
Information Technology (16.5%)
*	Manhattan Associates Inc.	52,787	6,384
*	Lattice Semiconductor Corp.	114,457	5,954
*	Paylocity Holding Corp.	33,165	5,799
*	Coherent Inc.	20,706	5,611
	Concentrix Corp.	35,858	5,554
*	Fair Isaac Corp.	12,740	5,218
*	Sailpoint Technologies Holdings Inc.	77,953	4,945
*	Synaptics Inc.	33,035	4,893
*	Silicon Laboratories Inc.	31,927	4,762
	Universal Display Corp.	36,238	4,577
*	Aspen Technology Inc.	23,401	4,528
	Cognex Corp.	93,098	4,508
*	Wolfspeed Inc.	56,808	4,274
	Genpact Ltd.	94,062	4,174
	Power Integrations Inc.	49,446	4,172
*	Ciena Corp.	81,557	4,145
*	Qualys Inc.	27,907	3,647
*	Teradata Corp.	90,688	3,485
	Littelfuse Inc.	12,765	3,449
*	First Solar Inc.	48,763	3,443
	Maximus Inc.	51,756	3,358
	Jabil Inc.	52,768	3,246
	MKS Instruments Inc.	25,494	3,149
	CMC Materials Inc.	16,004	2,832
*	WEX Inc.	16,108	2,743
*	SiTime Corp.	12,527	2,668
*	II-VI Inc.	42,661	2,666
	CDK Global Inc.	45,878	2,499
*	Lumentum Holdings Inc.	27,156	2,338
*	Semtech Corp.	35,544	2,278
	National Instruments Corp.	58,422	2,063
*	Digital Turbine Inc.	73,749	1,875
*	Cirrus Logic Inc.	22,981	1,874
*	Euronet Worldwide Inc.	15,021	1,820
*	Calix Inc.	45,828	1,693
*	Envestnet Inc.	24,207	1,613
*	Blackbaud Inc.	24,288	1,546
*	CommVault Systems Inc.	24,209	1,477
*	LiveRamp Holdings Inc.	56,914	1,457
*	ACI Worldwide Inc.	46,185	1,230
*	SunPower Corp.	69,401	1,226
*	Sabre Corp.	129,763	975
	Amkor Technology Inc.	34,415	703
			140,851

		Shares	Market Value ($000)
Materials (8.5%)
	Steel Dynamics Inc.	157,578	13,454
*	Cleveland-Cliffs Inc.	399,631	9,264
	Olin Corp.	117,953	7,760
	Louisiana-Pacific Corp.	73,544	5,079
	Valvoline Inc.	149,912	5,016
	RPM International Inc.	55,278	4,870
	Eagle Materials Inc.	33,019	4,311
	Alcoa Corp.	61,551	3,799
	Avient Corp.	76,471	3,762
	Royal Gold Inc.	32,917	3,722
	Scotts Miracle-Gro Co.	33,915	3,209
	AptarGroup Inc.	25,309	2,710
	Ashland Global Holdings Inc.	19,027	2,036
	Sensient Technologies Corp.	20,022	1,751
*	Ingevity Corp.	17,732	1,236
			71,979
Real Estate (7.7%)
	Rexford Industrial Realty Inc.	133,953	8,556
	Life Storage Inc.	68,556	8,005
	EastGroup Properties Inc.	34,005	5,494
	Lamar Advertising Co. Class A	47,894	4,691
	Independence Realty Trust Inc.	184,446	4,336
	American Campus Communities Inc.	63,972	4,158
*	Jones Lang LaSalle Inc.	20,670	4,079
	First Industrial Realty Trust Inc.	75,142	3,994
	National Storage Affiliates Trust	68,491	3,592
	Brixmor Property Group Inc.	136,921	3,338
	Rayonier Inc.	72,905	3,005
	National Retail Properties Inc.	66,060	2,926
	Apartment Income REIT Corp. Class A	61,670	2,767
	PS Business Parks Inc.	10,591	1,987
	Douglas Emmett Inc.	67,470	1,907
	Healthcare Realty Trust Inc.	57,960	1,685
	PotlatchDeltic Corp.	25,399	1,332
			65,852
Utilities (1.3%)
	Essential Utilities Inc.	121,111	5,603
	National Fuel Gas Co.	39,745	2,922
	OGE Energy Corp.	61,907	2,557
			11,082
Total Common Stocks (Cost $836,823)			852,889

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $9,593)	0.854%	95,945	9,593
Total Investments (101.1%) (Cost $846,416)				862,482
Other Assets and Liabilities—Net (-1.1%)				(9,484)
Net Assets (100%)				852,998
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,110,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,016,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.